Bonds Payable - Summary of Bonds Payable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Disclosure of detailed information about borrowings [line items]
Bonds payable	$ 36,522,155	$ 1,221,068	$ 16,985,936
Noncurrent portion	36,272,155	1,212,710	16,985,936
Less: current portion of bonds payable	250,000	8,358	0
Cost [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	36,557,200	1,222,240	17,000,000
Cost [member] | Repayable at maturity in January 2021 [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	7,000,000	234,035	7,000,000
Cost [member] | Repayable at maturity in January 2023 [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	2,000,000	66,867	2,000,000
Cost [member] | Repayable at maturity in January 2022 [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	3,700,000	123,704	3,700,000
Cost [member] | Repayable at maturity in January 2024 [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	4,300,000	143,765	4,300,000
Cost [member] | Repayable at maturity in April 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	6,500,000	217,319	0
Cost [member] | Repayable at maturity in April 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	3,500,000	117,018	0
Cost [member] | Repayable at maturity in October 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	6,204,800	207,449	0
Cost [member] | Repayable at maturity in October 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	3,102,400	103,725	0
Cost [member] | Repayable at maturity in December 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	250,000	8,358	0
Discounts on bonds payable [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	$ 35,045	$ 1,172	$ 14,064